Exhibit 99.1

Hyundai Auto Receivables Trust 2018-A
Monthly Servicing Report

Collection Period	September 2018
Distribution Date	10/15/18
Transaction Month	6
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 16, 2018
Closing Date:	April 18, 2018

		Dollars	Units	WAC	WARM
Original Pool Balance:		$980,222,708.55	55,346	3.59%	54.76
Original Adj. Pool Balance:		$924,082,694.76

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$202,000,000.00	20.608%	2.23000%		April 15, 2019
Class A-2-A Notes	Fixed	$200,000,000.00	20.404%	2.55000%		April 15, 2021
Class A-2-B Notes	Floating	$150,000,000.00	15.303%	LIBOR + 0.12%		April 15, 2021
Class A-3 Notes	Fixed	$230,000,000.00	23.464%	2.79000%		July 15, 2022
Class A-4 Notes	Fixed	$74,600,000.00	7.611%	2.94000%		June 17, 2024
Class B Notes	Fixed	$16,600,000.00	1.693%	3.14000%		June 17, 2024
Class C Notes	Fixed	$27,750,000.00	2.831%	3.29000%		December 16, 2024
Total Securities		$900,950,000.00	91.913%

Overcollateralization		$23,132,694.76	2.360%
YSOA		$56,140,013.79	5.727%
Total Original Pool Balance		$980,222,708.55	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$39,964,827.97	0.1978457	$16,007,934.54	0.0792472	$23,956,893.42
Class A-2-A Notes	$200,000,000.00	1.0000000	$200,000,000.00	1.0000000	$-
Class A-2-B Notes	$150,000,000.00	1.0000000	$150,000,000.00	1.0000000	$-
Class A-3 Notes	$230,000,000.00	1.0000000	$230,000,000.00	1.0000000	$-
Class A-4 Notes	$74,600,000.00	1.0000000	$74,600,000.00	1.0000000	$-
Class B Notes	$16,600,000.00	1.0000000	$16,600,000.00	1.0000000	$-
Class C Notes	$27,750,000.00	1.0000000	$27,750,000.00	1.0000000	$-
Total Securities	$738,914,827.97	0.8201508	$714,957,934.54	0.7935601	$23,956,893.42

Weighted Avg. Coupon (WAC)	3.53%		3.52%
Weighted Avg. Remaining Maturity (WARM)	49.79		48.91
Pool Receivables Balance	$816,071,803.94		$790,316,686.33
Remaining Number of Receivables	50,965		50,318

Adjusted Pool Balance	$770,333,639.59		$746,376,746.16

III. COLLECTIONS

Principal:
Principal Collections	$24,763,650.06
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$404,914.71
Total Principal Collections	$25,168,564.77

Interest:
Interest Collections	$2,374,700.57
Late Fees & Other Charges	$52,149.71
Interest on Repurchase Principal	$-
Total Interest Collections	$2,426,850.28

Collection Account Interest	$33,845.67
Reserve Account Interest	$2,792.94
Servicer Advances	$-

Total Collections	$27,632,053.66

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Hyundai Auto Receivables Trust 2018-A
Monthly Servicing Report

Collection Period	September 2018
Distribution Date	10/15/18
Transaction Month	6
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$27,632,053.66
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$27,632,053.66

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$680,059.84	$-	$680,059.84	680,059.84
	Collection Account Interest					$33,845.67
	Late Fees & Other Charges					$52,149.71
Total due to Servicer						$766,055.22

2.	Class A Noteholders Interest:
	Class A-1 Notes		$69,316.77		$69,316.77
	Class A-2-A Notes		$425,000.00		$425,000.00
	Class A-2-B Notes		$265,818.00		$265,818.00
	Class A-3 Notes		$534,750.00		$534,750.00
	Class A-4 Notes		$182,770.00		$182,770.00

	Total Class A interest:		$1,477,654.77		$1,477,654.77	1,477,654.77

3.	First Priority Principal Distribution:		$0.00		$0.00	0.00

4.	Class B Noteholders Interest:		$43,436.67		$43,436.67	43,436.67

5.	Second Priority Principal Distribution:		$0.00		$-	0.00

6.	Class C Noteholders Interest:		$76,081.25		$76,081.25	76,081.25

	Available Funds Remaining:					$25,268,825.75

7.	Regular Principal Distribution Amount:					23,956,893.42

			Distributable Amount		Paid Amount
	Class A-1 Notes				$23,956,893.42
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$23,956,893.42		$23,956,893.42
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$23,956,893.42		$23,956,893.42

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					1,311,932.33

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$45,738,164.35
Beginning Period Amount	$45,738,164.35
Current Period Amortization	$1,798,224.19
Ending Period Required Amount	$43,939,940.17
Ending Period Amount	$43,939,940.17
Next Distribution Date Required Amount	$42,177,250.43

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Hyundai Auto Receivables Trust 2018-A
Monthly Servicing Report

Collection Period	September 2018
Distribution Date	10/15/18
Transaction Month	6
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,310,206.74
Beginning Period Amount	$2,310,206.74
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,310,206.74
Ending Period Amount	$2,310,206.74

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$31,418,811.62	$31,418,811.62	$31,418,811.62
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	4.08%	4.21%	4.21%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.83%	49,731	98.69%	$779,959,532.90
30 - 60 Days	0.89%	447	0.99%	$7,822,421.64
61 - 90 Days	0.22%	111	0.25%	$1,993,433.14
91-120 Days	0.06%	29	0.07%	$541,298.65
121 + Days	0.00%	0	0.00%	$-
Total		50,318		$790,316,686.33

Delinquent Receivables 30+ Days Past Due
Current Period	1.17%	587	1.31%	$10,357,153.43
1st Preceding Collection Period	0.99%	503	1.10%	$8,947,301.09
2nd Preceding Collection Period	0.96%	497	1.05%	$8,852,938.06
3rd Preceding Collection Period	0.84%	438	0.91%	$7,955,930.91
Four-Month Average	0.99%		1.09%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.32%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)			No

Repossession in Current Period		30		$468,523.48
Repossession Inventory		50		$387,483.98

Current Charge-Offs
Gross Principal of Charge-Offs				$991,467.55
Recoveries				$(404,914.71)
Net Loss				$586,552.84

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.86%

Average Pool Balance for Current Period				$803,194,245.13

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.88%
1st Preceding Collection Period				0.31%
2nd Preceding Collection Period				0.56%
3rd Preceding Collection Period				0.63%
Four-Month Average				0.59%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		78	334	$3,721,418.08
Recoveries		45	227	$(1,685,541.64)
Net Loss				$2,035,876.44
Cumulative Net Loss as a % of Initial Pool Balance				0.21%

Net Loss for Receivables that have experienced a Net Loss *		64	241	$2,036,982.01
Average Net Loss for Receivables that have experienced a Net Loss				$8,452.21

Principal Balance of Extensions				$2,731,780.23
Number of Extensions				142

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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